NEOS Nasdaq-100® High Income ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.2% (a)	Shares	Value
Automobiles - 2.6%
Tesla, Inc. (b)	53,498	$11,454,457

Beverages - 2.6%
Coca-Cola Europacific Partners PLC	13,391	1,077,842
Keurig Dr. Pepper, Inc.	42,957	1,572,656
Monster Beverage Corp. (b)	31,976	1,507,029
PepsiCo, Inc.	42,113	7,280,495
		11,438,022

Biotechnology - 4.1%
Amgen, Inc.	15,926	5,316,577
Biogen, Inc. (b)	4,099	839,311
Gilead Sciences, Inc.	38,734	3,059,986
Moderna, Inc. (b)	11,702	905,735
Regeneron Pharmaceuticals, Inc. (b)	3,254	3,854,981
Vertex Pharmaceuticals, Inc. (b)	7,478	3,708,265
		17,684,855

Broadline Retail - 5.3%
Amazon.com, Inc. (b)	109,601	19,563,779
MercadoLibre, Inc. (b)	720	1,484,395
PDD Holdings, Inc. - ADR (b)	20,994	2,017,733
		23,065,907

Chemicals - 1.5%
Linde PLC	13,429	6,422,419

Commercial Services & Supplies - 0.8%
Cintas Corp.	2,410	1,940,339
Copart, Inc. (b)	30,286	1,603,947
		3,544,286

Communications Equipment - 1.4%
Cisco Systems, Inc.	117,771	5,952,146

Consumer Staples Distribution & Retail - 2.9%
Costco Wholesale Corp.	13,391	11,949,861
Dollar Tree, Inc. (b)	6,633	560,422
		12,510,283

Electric Utilities - 1.3%
American Electric Power Co., Inc.	15,926	1,597,059
Constellation Energy Corp.	10,012	1,969,361
Exelon Corp.	31,131	1,185,780
Xcel Energy, Inc.	16,770	1,026,827
		5,779,027

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	4,099	924,898

Energy Equipment & Services - 0.3%
Baker Hughes Co.	31,131	1,094,877

Entertainment - 2.6%
Electronic Arts, Inc.	8,323	1,263,598
Netflix, Inc. (b)	12,547	8,799,839
Take-Two Interactive Software, Inc. (b)	4,944	799,494
Warner Bros. Discovery, Inc. (b)	77,467	607,341
		11,470,272

Financial Services - 0.5%
PayPal Holdings, Inc. (b)	32,820	2,377,153

Food Products - 1.0%
Mondelez International, Inc. - Class A	42,113	3,024,134
The Kraft Heinz Co.	38,734	1,372,346
		4,396,480

Ground Transportation - 0.8%
CSX Corp.	60,572	2,075,803
Old Dominion Freight Line, Inc.	6,633	1,278,842
		3,354,645

Health Care Equipment & Supplies - 2.0%
Dexcom, Inc. (b)	11,702	811,417
GE HealthCare Technologies, Inc.	14,236	1,207,497
IDEXX Laboratories, Inc. (b)	2,410	1,160,005
Intuitive Surgical, Inc. (b)	10,857	5,348,484
		8,527,403

Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. - Class A (b)	12,547	1,471,889
Booking Holdings, Inc.	720	2,814,646
DoorDash, Inc. - Class A (b)	11,702	1,506,164
Marriott International, Inc. - Class A	9,168	2,151,638
Starbucks Corp.	36,199	3,423,339
		11,367,676

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	19,417	4,036,988

Interactive Media & Services - 9.8%
Alphabet, Inc. - Class A	66,922	10,933,716
Alphabet, Inc. - Class C	63,997	10,566,545
Meta Platforms, Inc. - Class A	40,199	20,956,141
		42,456,402

IT Services - 0.4%
Cognizant Technology Solutions Corp. - Class A	15,926	1,238,565
MongoDB, Inc. (b)	1,565	455,086
		1,693,651

Life Sciences Tools & Services - 0.1%
Illumina, Inc. (b)	4,944	649,642

Machinery - 0.4%
PACCAR, Inc.	16,770	1,612,939

Media - 1.7%
Charter Communications, Inc. - Class A (b)	4,099	1,424,567
Comcast Corp. - Class A	111,397	4,407,979
Trade Desk, Inc. - Class A (b)	14,236	1,488,089
		7,320,635

Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	4,944	964,624

Pharmaceuticals - 0.4%
AstraZeneca PLC - ADR	17,615	1,543,426

Professional Services - 1.4%
Automatic Data Processing, Inc.	12,547	3,461,843
Paychex, Inc.	10,857	1,424,438
Verisk Analytics, Inc.	4,099	1,118,289
		6,004,570

Real Estate Management & Development - 0.2%
CoStar Group, Inc. (b)	12,547	969,883

Semiconductors & Semiconductor Equipment - 23.7%
Advanced Micro Devices, Inc. (b)	46,034	6,838,811
Analog Devices, Inc.	15,081	3,541,622
Applied Materials, Inc.	25,280	4,986,733
ARM Holdings PLC - ADR (b)	2,003	266,159
ASML Holding NV	2,410	2,178,327
Broadcom, Inc.	128,439	20,912,438
GlobalFoundries, Inc. (b)	17,615	822,268
Intel Corp.	131,490	2,898,040
KLA Corp.	4,099	3,358,844
Lam Research Corp.	3,648	2,995,044
Marvell Technology, Inc.	27,752	2,115,812
Microchip Technology, Inc.	16,770	1,377,823
Micron Technology, Inc.	32,029	3,082,471
NVIDIA Corp.	274,125	32,722,301
NXP Semiconductors NV	7,478	1,917,060
ON Semiconductor Corp. (b)	13,391	1,042,757
QUALCOMM, Inc.	31,639	5,546,317
Texas Instruments, Inc.	27,837	5,966,583
		102,569,410

Software - 15.5%
Adobe, Inc. (b)	13,463	7,733,282
ANSYS, Inc. (b)	2,410	774,622
Atlassian Corp. - Class A (b)	4,944	818,726
Autodesk, Inc. (b)	6,633	1,713,967
Cadence Design Systems, Inc. (b)	8,323	2,238,304
Crowdstrike Holdings, Inc. - Class A (b)	6,633	1,839,198
Datadog, Inc. - Class A (b)	9,168	1,065,872
Fortinet, Inc. (b)	23,528	1,804,833
Intuit, Inc.	8,323	5,245,654
Microsoft Corp.	81,575	34,028,196
Palo Alto Networks, Inc. (b)	10,012	3,631,553
Roper Technologies, Inc.	3,254	1,804,050
Synopsys, Inc. (b)	4,099	2,129,759
Workday, Inc. - Class A (b)	6,633	1,745,739
Zscaler, Inc. (b)	4,099	819,718
		67,393,473

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (b)	1,565	1,768,403
Ross Stores, Inc.	10,857	1,635,173
		3,403,576

Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	169,810	38,886,490
Super Micro Computer, Inc. (b)	270	118,179
		39,004,669

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. (b)	3,254	844,315

Trading Companies & Distributors - 0.3%
Fastenal Co.	18,460	1,260,449

Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc.	36,199	7,193,465
TOTAL COMMON STOCKS (Cost $411,913,634)		430,286,923

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 5.18% (c)	4,615,527	4,615,527
TOTAL SHORT-TERM INVESTMENTS (Cost $4,615,527)		4,615,527

TOTAL INVESTMENTS - 100.3% (Cost $416,529,161)		$434,902,450
Liabilities in Excess of Other Assets - (0.3)%		(1,299,771)
TOTAL NET ASSETS - 100.0%		$433,602,679

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $430,286,923.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (1.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.1)%
NASDAQ-100 Index			–
Expiration: 10/18/2024; Exercise Price: $19,925.00	$(160,512,048)	(82)	$(2,959,872)
Expiration: 10/18/2024; Exercise Price: $20,250.00	(160,512,048)	(82)	(1,882,638)
Total Call Options			(4,842,510)
TOTAL WRITTEN OPTIONS (Premiums received $4,842,342)			$(4,842,510)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

NEOS ETF Trust
NEOS Nasdaq-100® High Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$430,286,923	$–	$–	$430,286,923
Money Market Funds	4,615,527	–	–	4,615,527
Total Assets	$434,902,450	$–	$–	$434,902,450

Liabilities:
Written Options(a)	$–	$(4,842,510)	$–	$(4,842,510)
Total Liabilities	$–	$(4,842,510)	$–	$(4,842,510)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.